SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued expenses	$ 187,711	$ 254,474	$ 351,036
Other payable	1,322	381,879	57,503
Receipt in advance	715,658	514,903	178,056
Total	$ 904,691	$ 1,151,256	$ 586,595